September 13, 2017

BNY MELLON FUNDS TRUST

–BNY Mellon Short-Term U.S. Government Securities Fund

Supplement to Statement of Additional Information
dated December 30, 2016, as revised March 31, 2017

Effective on or about October 30, 2017, the following information supplements and supersedes any contrary information contained in the section of the Fund's Statement of Additional Information entitled "Investments, Investment Techniques and Risks – Funds other than Money Market Funds":

Fund	Variable and Floating Rate Securities	Loans[3]	Mortgage-Related Securities	Asset-Backed Securities	Collateralized Debt Obligations
BNY Mellon Short-Term U.S. Government Securities Fund			✓

3For BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, tax-exempt participation interests only.

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GRP12-SAISTK-0917-3